STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Fund

July 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5%
Pennsylvania - 97.6%
Allegheny County, GO, Refunding, Ser. C70	5.00	12/1/2034	2,000,000		2,197,660
Allegheny County, GO, Ser. C74	5.00	12/1/2034	1,000,000		1,175,500
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2031	2,000,000		2,474,640
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,000,000		1,172,470
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[a]	1,044,100
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2033	500,000	[a]	532,410
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000		2,045,952
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2038	415,000		439,410
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2043	500,000		523,660
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2042	500,000		524,560
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2047	600,000		625,872
Boyertown Area School District, GO (Insured; State Aid Withholding)	5.00	10/1/2037	1,050,000		1,166,939

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.6% (continued)
Centre County Hospital Authority, Revenue Bonds, Refunding (Mount Nittany Medical Center Project) Ser. A	5.00	11/15/2041	750,000		865,545
Charleroi Area School District, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. C	0.00	10/1/2020	2,000,000	[b]	1,997,180
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	1,000,000		1,156,630
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2037	2,000,000		2,164,840
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2034	1,000,000		1,245,220
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Project)	5.00	1/1/2038	1,000,000		1,052,400
Dauphin County General Authority, Revenue Bonds (Pinnacle Health System Project)	5.00	6/1/2042	3,030,000		3,224,465
Delaware County Authority, Revenue Bonds (Villanova University)	5.00	8/1/2040	1,000,000		1,147,060
Delaware County Authority, Revenue Bonds, Refunding (Cabrini University)	5.00	7/1/2042	1,000,000		1,055,210
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2032	1,000,000		1,270,610
Delaware River Port Authority, Revenue Bonds	5.00	1/1/2037	3,000,000		3,343,050
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	0.58	9/1/2022	2,000,000	[c]	1,986,760
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2036	800,000		990,888
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2035	1,000,000		1,246,150
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000		666,114
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2049	500,000		502,670

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.6% (continued)
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2048	1,000,000	1,006,020
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	1,000,000	1,315,350
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) Ser. A	5.00	6/1/2041	2,500,000	2,818,825
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000	1,039,120
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Villages of the Grand Lodge)	5.00	11/1/2035	1,000,000	1,105,440
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	1,800,000	2,126,664
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,750,000	1,936,638
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000	1,046,090
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000	1,154,720
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,200,000	3,702,464
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Meadowood Senior Living Project) Ser. A	5.00	12/1/2048	1,000,000	1,045,450
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Project)	5.00	12/1/2049	500,000	552,215

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.6% (continued)
Pennsylvania, COP, Refunding, Ser. A	5.00	7/1/2034	1,000,000		1,261,620
Pennsylvania, GO	4.00	3/1/2037	1,525,000		1,809,626
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Greed Bond) (Covanta Project)	3.25	8/1/2039	850,000	[a]	781,737
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Philadelphia Biosolids Facility Project) Ser. B	6.25	1/1/2032	945,000		961,509
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2041	1,000,000		1,208,110
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2035	1,750,000		2,068,412
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2045	1,500,000		1,686,495
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2030	1,170,000		1,359,435
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2031	1,000,000		1,079,170
Pennsylvania Housing Finance Agency, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2025	1,210,000		1,214,417
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2036	3,000,000		3,562,590
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	3,000,000		3,670,230
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2036	1,605,000		1,885,618
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	1,000,000		1,232,770
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. C	5.00	12/1/2043	600,000		659,856
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	2,000,000		2,271,440

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.6% (continued)
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2047	1,500,000	1,733,625
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	8/1/2032	1,000,000	1,175,950
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	8/1/2031	1,000,000	1,181,260
Philadelphia Housing Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2021	1,685,000	1,691,184
Philadelphia Industrial Development Authority, Revenue Bonds (Children's Hospital of Philadelphia Project) Ser. A	5.00	7/1/2042	3,000,000	3,384,150
Philadelphia Industrial Development Authority, Revenue Bonds (Housing-University Square Apartments Project)	5.00	12/1/2037	1,250,000	1,465,675
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2045	1,000,000	1,132,270
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2047	1,000,000	1,173,180
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding, Ser. 2015	5.00	4/1/2045	1,500,000	1,711,185
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	11/1/2050	1,000,000	1,294,120
Pittsburgh, GO (Insured; Build America Mutual)	5.00	9/1/2030	1,585,000	1,860,663
Pittsburgh Urban Redevelopment Authority, Revenue Bonds (West Park Court Housing) (Insured; Government National Mortgage Association)	4.90	11/20/2047	1,130,000	1,132,181
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Guaranty Municipal Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,573,830
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Guaranty Municipal Corp.) Ser. B	5.00	9/1/2033	500,000	715,695
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2034	400,000	541,624

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.6% (continued)
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2035	350,000	471,835
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2033	330,000	448,160
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2044	1,000,000	1,248,140
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2032	2,000,000	2,424,280
State Public School Building Authority, Revenue Bonds, Refunding (Montgomery County Community College)	5.00	5/1/2038	1,115,000	1,243,325
Susquehanna Area Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2033	1,300,000	1,315,028
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2040	2,000,000	2,369,140
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	1,000,000	1,242,500
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	1,000,000	1,220,980
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2038	1,000,000	1,193,270
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	8/15/2042	1,000,000	1,181,310
Wilkes-Barre Finance Authority, Revenue Bonds, Refunding (University of Scranton) Ser. A	5.00	11/1/2034	1,000,000	1,167,190
				120,691,746
U.S. Related - .9%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000	1,100,380
Total Investments (cost $115,055,682)			98.5%	121,792,126
Cash and Receivables (Net)			1.5%	1,799,637

Net Assets	100.0%	123,591,763

GO—General Obligation

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at $2,358,247 or 1.91% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Fund

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	121,792,126	-	121,792,126

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2020, accumulated net unrealized appreciation on investments was $6,736,444, consisting of $6,995,929 gross unrealized appreciation and $259,485 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.